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                UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            Washington, D.C. 20549
                  FORM 24F-2
        ANNUAL NOTICE OF SECURITIES SOLD
             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.

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   1.    Name and address of issuer:  Massachusetts Investors Growth Stock Fund
                                      500 Boylston Street
                                      Boston, MA 02116
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   2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
         issuer, check the box but do not list series or classes):          |X|
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   3.    Investment Company Act File Number:                 811-0859

         Securities Act File Number:                         2-14677

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   4(a). Last day of fiscal year for which
         this Form is filed:                                 November 30, 1998
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   4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

   Note: If the Form is being filed late, interest must be paid on the registration fee due.

   4(c). Check box if this is the last time the issuer will be filing this Form.

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   5.    Calculation of registration fee:

         (i)  Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):       $ 5,524,084,294
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        (ii)  Aggregate price of securities redeemed or
              repurchased during the fiscal year:              $(3,249,638,071)

       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior fiscal
              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable
              to the Commission:                               $______________

       (iv)  Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                     $(3,249,638,071)

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                  $ 2,274,446,223

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       (vi)  Redemption credits available for
             use in future years               $ (           )
             --if Item 5(i) is less than item
             5(iv) [subtract Item 5(iv) from Item 5(i)]:

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      (vii)  Multiplier for determining registration fee (See   x     0.000278
             Instruction C.9):

     (viii)  Registration fee due [multiply Item 5(v) by Item   =  $632,296.05
             5 (vii)] (enter "0" if no fee is due):

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   6.    Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         ____________.

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   7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                +  $___________
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   8.  Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:             =  $632,296.05
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   9.  Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:
                    February 23, 1999
           Method of Delivery
                              |X|   Wire Transfer
                              | |   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ James R. Bordewick, Jr.
                                   James R. Bordewick, Jr., Assistant Secretary

Date February 23, 1999

              *Please print the name and the title of the signing officer below the signature.